Form N-1A Cover	Sep. 19, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 19, 2025
Prospectus Date	Aug. 28, 2025